Schedule of Investments (unaudited) March 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 97.3%

Alabama — 2.3%
Bessemer Governmental Utility Services Corp., Refunding RB, (BAM), 5.00%, 06/01/21	$470	$487,785
Black Belt Energy Gas District, RB:
Project No. 4, Series A-1, 4.00%, 06/01/22	825	843,282
Series A, 5.00%, 12/01/20	730	740,125
Series A, 5.00%, 12/01/21	1,950	2,015,773
Series A, 4.00%, 07/01/46(a)	325	325,897
Lower Alabama Gas District, RB, Gas Project Revenue Bonds Project:
4.00%, 12/01/22	640	655,341
4.00%, 12/01/23	375	386,573
Southeast Alabama Gas Supply District, RB, Series A, Project:
No. 2, 4.00%, 06/01/22	1,760	1,788,706
4.00%, 06/01/23	2,225	2,273,460
State of Alabama Docks Department, Refunding RB, Docks Facilities Revenue, Series B, 5.00%, 10/01/20	1,750	1,782,077

		11,299,019

Arizona — 2.8%
Arizona Health Facilities Authority, RB, Banner Health, Series B (Bank of Tokyo Mitsubishi UFJ LOC), VRDN, 0.90%, 01/01/46(a)	4,800	4,800,000
Arizona State University, RB, VRDN, 3.70%, 07/01/34(a)	1,400	1,400,000
County of Maricopa Industrial Development Authority, RB, Honorhealth, Series A:
5.00%, 09/01/21	770	804,573
5.00%, 09/01/22	750	806,325
County of Yavapai Industrial Development Authority, RB, VRDN, Skanon Investments, Inc. (Drake Cement Project), LOC Citibank NA, Series A, 5.25%, 09/01/35(a)	5,000	5,000,000
Glendale Union High School District No. 205, GO, Series C, 5.00%, 07/01/22	1,000	1,082,620

		13,893,518

California — 0.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/21	1,305	1,375,509
California Municipal Finance Authority, Refunding RB, Biola University, 5.00%, 10/01/20	305	310,493

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/20	$1,100	$1,104,917
Palmdale Financing Authority, Refunding RB, (AGM), 4.00%, 11/01/20	340	345,070

		3,135,989

Colorado — 0.1%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding, Series A, 5.00%, 12/01/20	355	362,821

Connecticut — 7.0%
State of Connecticut, GO, GAAP Conversion, Series A, 5.00%, 10/15/22	1,000	1,084,800
State of Connecticut, GO, Refunding, Series B, 5.00%, 05/15/22	4,955	5,307,796
State of Connecticut, GO:
Series A, 5.00%, 04/15/21	11,000	11,385,330
Series B, 5.00%, 04/15/21	685	708,996
Series E, 4.00%, 09/15/21	770	796,719
State of Connecticut Health & Educational Facilities Authority, Refunding RB:
Fairfileld University, Series S, 5.00%, 07/01/21	1,030	1,076,082
Sacred Heart University, Series I-1, 5.00%, 07/01/21	700	727,237
State of Connecticut Special Tax Revenue, RB:
Series B, 5.00%, 10/01/22	3,400	3,715,758
Transportation Infrastructure Purposes, Series A, 5.00%, 09/01/21	1,500	1,573,755
Transportation Infrastructure Purposes, Series A, 5.00%, 08/01/22	900	978,219
University of Connecticut, RB, Series A:
5.00%, 04/15/20	800	801,304
5.00%, 03/15/22	1,550	1,662,902
5.00%, 04/15/22	4,000	4,303,280
University of Connecticut, Refunding RB, Series A, 5.00%, 02/15/22	720	770,285

		34,892,463

District of Columbia — 0.4%
District of Columbia, RB, VRDN (Suntrust Bank LOC), 5.02%, 04/01/38(a)	1,535	1,535,000

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia, Refunding RB, The Catholic University of America Issue:
5.00%, 10/01/21	$250	$263,927
5.00%, 10/01/22	325	354,715

		2,153,642

Florida — 2.9%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/22	1,550	1,681,037
City Of South Miami Health Facilities Authority, Inc., Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/21	2,500	2,616,150
County of Alachua Florida Health Facilities Authority, Refunding RB, Shands Teaching Hospital and Clinics, 5.00%, 12/01/22	515	554,557
County of Monroe School District, RB, Florida Sales Tax (AGM), 5.00%, 10/01/20	500	509,135
County of Orange Health Facilities Authority, Refunding RB, VRDN, Lakeside Behavioral Healthcare, Inc. Project (Suntrust Bank LOC), 5.02%, 07/01/27(a)	1,665	1,665,000
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-1:
5.00%, 10/01/22	325	359,027
5.00%, 10/01/23	400	457,212
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/23	500	554,955
Orlando Utilities Commission, Refunding RB, Series A, 5.00%, 10/01/27(a)	5,000	5,109,200
Tolomato Community Development District, Refunding, Special Assessment Bonds, Series A-1 (AGM):
2.00%, 05/01/21	585	585,603
2.00%, 05/01/22	605	605,611

		14,697,487

Georgia — 7.0%
Atlanta Urban Residential Finance Authority, RB, M/F Housing, VRDN, Herndon Square Senior Apartment Project, 1.36%, 12/01/22(a)	594	591,274

Security	Par (000)	Value

Georgia (continued)
City of Atlanta Georgia, Refunding, Tax Allocation Bonds, Atlantic Station Project:
5.00%, 12/01/20	$2,000	$2,042,420
5.00%, 12/01/21	1,150	1,210,536
County of Barow Development Authority, Refunding RB, Georgia Power Company Plant Vogtle Project, 1.55%, 08/01/43(a)	1,730	1,733,235
County of Burke Georgia Development Authority, Refunding RB, Georgia Power Company Plant Bowen Project, 1.55%, 12/01/49(a)	3,245	3,232,409
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates:
5.00%, 04/01/20	110	110,000
5.00%, 04/01/21	200	206,386
County of Fulton Development Authority, RB, Revenue Anticipation Certificates, Series A, 5.00%, 04/01/21	125	128,991
County of Monroe Development Authority, RB, VRDN, Gulf Power Co. Plant Scherer Plant, First Series, 1.55%, 06/01/49(a)	2,900	2,900,000
Main Street Natural Gas, Inc., RB:
Series A, 5.00%, 05/15/22	1,145	1,194,029
Series A, 4.00%, 04/01/48 (a)	15,500	15,969,030
Series C, 5.00%, 09/01/22	500	524,075
Series C, 5.00%, 09/01/23	1,000	1,065,410
Series C, 4.00%, 08/01/48(a)	2,200	2,245,804
Municipal Electric Authority of Georgia, Refunding RB, Series A:
5.00%, 01/01/22	675	715,379
5.00%, 01/01/23	900	982,260

		34,851,238

Illinois — 1.5%
Chicago Housing Authority, RB, M/F, Series A, 5.00%, 01/01/22	1,400	1,489,684
Chicago Transit Authority, Refunding RB, Section 5337, State of Good Repair Formula Funds:
5.00%, 06/01/20	1,000	1,005,530
5.00%, 06/01/21	2,000	2,078,140
Illinois Finance Authority, Refunding RB:
Advocate Health Care Network, 5.00%, 11/01/38(a)	1,000	1,000,000
Southern Illinois Healthcare, 5.00%, 03/01/21	265	273,472

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Regional Transportation Authority, RB, Series A (NPFGC), 6.70%, 11/01/21	$1,515	$1,601,279

		7,448,105

Indiana — 0.5%
City of Rockport Indiana, Refunding RB, AEP Generating Co. Project, Series A, 1.35%, 07/01/25(a)	2,250	2,187,833
Indiana Finance Authority, RB, Butler University Project, 3.00%, 02/01/23	225	232,569

		2,420,402

Iowa — 4.8%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 4.95%, 04/01/22(a)	22,500	22,500,000
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series A:
5.00%, 12/01/20	650	664,222
5.00%, 12/01/21	750	790,747

		23,954,969

Kansas — 5.2%
City of Burlington Kansas, Refunding RB, Environment Improvement Revenue, City Power & Light, VRDN(a):
Series B, 5.18%, 09/01/35	6,000	6,000,000
Series A, 5.18%, 09/01/35	16,000	16,000,000
City of Dodge City Kansas, GO, Series A (BAM):
4.00%, 09/01/22	280	297,979
4.00%, 09/01/23	1,080	1,175,764
City of Goddard Kansas, GO, Series 2019-1, 3.00%, 12/01/22	1,465	1,507,617
County of Geary Unified School District No. 475, GO, Refunding, Series B, 5.00%, 09/01/20	750	761,842
County of Johnson Unified School District No. 233 Olathe, GO, Refunding, Series B, 3.00%, 09/01/21	500	512,835

		26,256,037

Kentucky — 2.8%
City of Owensboro Kentucky Electric Light & Power System Revenue, Refunding RB, Series B:
5.00%, 01/01/22	2,700	2,827,710
4.00%, 01/01/23	1,750	1,849,120
Kentucky Public Energy Authority, RB:
Gas Supply, Series C-1, 4.00%, 12/01/21	1,500	1,511,025

Security	Par (000)	Value

Kentucky (continued)
Gas Supply, Series C-1, 4.00%, 06/01/22	$1,750	$1,765,575
Gas Supply, Series C-1, 4.00%, 12/01/22	2,500	2,525,300
Series A, 4.00%, 04/01/20	785	785,000
Series A, 4.00%, 04/01/21	775	778,743
Series A-1, 4.00%, 12/01/22	1,000	1,010,120
Series C, 4.00%, 08/01/22	400	403,736
Series C, 4.00%, 08/01/23	500	505,735

		13,962,064

Louisiana — 2.3%
Greater Ouachita Water Co., Refunding RB (BAM):
5.00%, 09/01/22	500	541,735
3.00%, 09/01/23	500	524,680
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/20	225	225,871
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project, 2.00%, 06/01/37(a)	10,315	9,277,208
State Tammany Parish Wide School District No. 12, GO, Series A, 4.00%, 03/01/21	300	307,614
West Baton Rouge Parish School District No. 3, GO (AGM):
3.00%, 03/01/21	300	304,479
5.00%, 03/01/21	225	232,431

		11,414,018

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, LifeBridge Health Issue, 5.00%, 07/01/21	235	245,201

Massachusetts — 1.1%
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series B-1, 5.00%, 10/15/20(b)	765	781,287
Partners HealthCare System Issue, 5.00%, 07/01/21	3,485	3,648,586
Series A, 5.00%, 07/01/22	525	564,580
Massachusetts State Educational Financing Authority, Refunding RB, Issue K, Senior Series A, AMT, 4.00%, 07/01/20	375	377,224

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Town of Salisbury Massachusetts, GO, Refunding, 2.00%, 09/11/20	$409	$410,064

		5,781,741

Michigan — 1.7%
City of Battle Creek Michigan, Refunding, GOL, Downtown Development Bonds:
5.00%, 05/01/20	360	361,076
5.00%, 05/01/21	565	587,668
Grand Rapids Public Schools, GO, Refunding, (AGM), 5.00%, 05/01/20	475	476,349
Grand Valley State University, Refunding RB, 5.00%, 12/01/20	630	645,114
Karegnondi Water Authority, Refunding RB, 5.00%, 11/01/21	450	470,961
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C:
5.00%, 12/01/20	1,000	1,023,180
5.00%, 12/01/21	1,000	1,057,250
Michigan State Housing Development Authority, Refunding RB, S/F, Series D, VRDN (IND & COMM Bank of China SBPA), 5.00%, 06/01/30(a)	3,285	3,285,000
Wayne-Westland Community Schools, GOL (Q-SBLF):
4.00%, 05/01/22	150	158,174
5.00%, 11/01/22	290	316,851

		8,381,623

Mississippi — 0.3%
Mississippi Development Bank, RB, Special Obligation, Hinds County Bond Project:
3.00%, 11/01/20	460	464,858
5.00%, 11/01/21	500	529,740
State of Mississippi, RB, Series A, 5.00%, 10/15/22	500	546,120

		1,540,718

Missouri — 0.1%
City of Washington Missouri, COP, Refunding, 5.00%, 03/01/23	370	406,963

Nebraska — 0.8%
Central Plains Energy Project, Refunding RB:
4.00%, 02/01/22	485	491,154
4.00%, 08/01/22	1,500	1,523,685
4.00%, 02/01/23	1,055	1,074,771

Security	Par (000)	Value

Nebraska (continued)
4.00%, 08/01/23	$875	$894,084

		3,983,694

Nevada — 1.0%
County of Clark School District, GO, Refunding, Series C:
5.00%, 06/15/20	2,500	2,519,275
5.00%, 06/15/21	2,500	2,614,225

		5,133,500

New Jersey — 15.8%
Belleville Board of Education, GO, (BAM), 3.00%, 09/01/21	1,245	1,271,257
Borough of Tinton Falls New Jersey, GO, Refunding, 2.00%, 10/29/20	2,800	2,811,424
Gloucester County Improvement Authority, Refunding RB, Rowan University Project, Series A, 5.00%, 11/01/20	520	527,930
New Jersey Building Authority, Refunding RB, Series A:
5.00%, 06/15/21	2,325	2,366,036
5.00%, 06/15/22	3,005	3,098,425
New Jersey EDA, RB:
Series BBB, 5.00%, 06/15/21	945	961,679
Series DDD, 5.00%, 06/15/20	1,560	1,564,820
Series DDD, 5.00%, 06/15/21	3,000	3,052,950
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/21	2,500	2,544,125
School Facilities Construction, 5.00%, 03/01/21(c)	155	160,520
School Facilities Construction, 5.00%, 03/01/21	400	405,440
School Facilities Construction, 5.50%, 09/01/21	2,395	2,438,254
School Facilities Construction, Series II, 5.00%, 03/01/22	1,310	1,345,776
School Facilities Construction, Series K (AMBAC), 5.25%, 12/15/20	700	708,589
School Facilities Construction, Series NN, 5.00%, 03/01/22	4,505	4,628,032
School Facilities Construction, Series NN, 5.00%, 03/01/23	1,655	1,721,514
School Facilities Construction, Series PP, 5.00%, 06/15/20	4,200	4,212,978
Series XX, 5.00%, 06/15/21	2,390	2,432,183
Series XX, 5.00%, 06/15/23	2,620	2,733,970

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Educational Facilities Authority, RB, Higher Education Capital Improvement Fund, Series A, 5.00%, 09/01/20	$1,650	$1,660,411
New Jersey Educational Facilities Authority, Refunding RB, Ramapo College, Series B, 5.00%, 07/01/21	890	928,137
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 5.00%, 07/01/21	100	103,972
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transformation Program, 5.00%, 10/01/20	600	604,548
Hospital Asset Transformation Program, 5.00%, 10/01/21	2,500	2,554,425
RWJ Barnabas Health Obligation, Series A, 5.00%, 07/01/23	1,015	1,125,523
New Jersey Sports & Exposition Authority, Refunding RB, Series A, 5.00%, 09/01/21	1,235	1,260,429
New Jersey Transportation Trust Fund Authority, RB:
(AMBAC), 5.25%, 12/15/22	650	678,542
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	11,500	11,556,005
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	1,320	1,356,947
Transportation Program, Series AA, 5.00%, 06/15/20	500	501,545
Transportation Program, Series AA, 5.00%, 06/15/22	500	515,545
Transportation System, Series A, 5.75%, 06/15/20	955	959,288
Transportation System, Series B, 5.00%, 06/15/21	3,235	3,292,098
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Series A, 5.50%, 12/15/21	4,695	4,860,264
Series A, 5.50%, 12/15/22	1,155	1,218,594
Series B (NPFGC), 5.50%, 12/15/21	1,000	1,034,500
State of Garden Preservation Trust, Refunding RB, Series A, 5.00%, 11/01/21	2,195	2,312,103
State of New Jersey, GO, Refunding, Series Q, 5.00%, 08/15/20	1,720	1,742,412

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/21	$2,000	$2,075,020

		79,326,210

New Mexico — 0.6%
Albuquerque Municipal School District No 12, GO, 5.00%, 08/01/21	1,675	1,761,145
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 4.00%, 05/01/23	1,200	1,209,540

		2,970,685

New York — 14.1%
Adirondack Central School District, GO, 2.25%, 07/17/20	4,700	4,714,006
City of New York New York, GO, VRDN, Sub-Series D-4 (TD Bank NA LOC), 0.65%, 08/01/40(a)	3,900	3,900,000
County of Nassau New York, GO, Series C, 5.00%, 10/01/21	4,500	4,750,965
County of Suffolk New York, GO, Transportation:
Series I, 2.50%, 07/23/20	8,000	8,031,440
Series II, 2.50%, 08/20/20	4,500	4,524,705
East Islip Union Free School District, GO, Bond Anticipation Notes, 2.25%, 07/02/20	4,452	4,463,598
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Sub-Series A-1 (Mizuho Corporate Bank SBPA), 0.85%, 06/15/44(a)	2,400	2,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN, Future Tax Secured(a):
Sub-Series C-4, 0.85%, 11/01/44	2,000	2,000,000
Sub-Series D-3, 0.88%, 02/01/44	1,900	1,900,000
Rhinebeck Central School District, GO, Refunding, Bond Anticipation Notes, 2.25%, 06/26/20	5,560	5,573,233
South Jefferson Central School District, GO, Refunding, Bond Anticipation Notes, 2.25%, 07/09/20	5,875	5,891,215
State of New York HFA, RB, S/F Housing, Green Bonds, Climate Bond Certified, Series A, 1.55%, 11/01/23	5,295	5,299,871
Town of New Windsor New York, GOL, Bond Anticipation Notes, 2.25%, 06/26/20	5,200	5,213,572
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	770	773,488

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Watkins Glen Central School District, GO, Refunding, 2.25%, 06/23/20	$4,300	$4,309,890
Windsor Central School District, GO, Series B, 2.25%, 07/24/20	6,965	6,987,149

		70,733,132

North Carolina — 1.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, AMT, Series A, 1.10%, 07/01/34(a)	5,500	5,471,813

Ohio — 2.5%
City of Berea, GO, Refunding, 2.00%, 03/11/21	2,500	2,516,275
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A:
5.00%, 08/01/20	605	611,431
5.00%, 08/01/21	1,840	1,917,869
County of Butler Ohio, Refunding RB, 5.00%, 11/15/21	750	788,820
Finneytown Local School District, GO, 2.25%, 04/15/20	2,000	2,000,600
Lancaster Port Authority, Refunding RB, Series A:
5.00%, 08/01/22	235	241,587
5.00%, 02/01/23	250	258,362
Sycamore Community City School District, GO, 2.25%, 04/15/20	4,000	4,001,640

		12,336,584

Oklahoma — 0.2%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/20	1,000	1,010,020

Pennsylvania — 7.2%
Boyertown Area School District, GO, Refunding, 4.00%, 09/01/22	225	238,772
Boyertown Area School District, Refunding, GOL (BAM), 4.00%, 11/01/21	910	947,137
City of Philadelphia PA Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,090,970
City of Philadelphia Pennsylvania, GO, Refunding, Go, Refunding, Series A, 5.00%, 08/01/22	1,660	1,800,502
City of Williamsport Pennsylvania, GO, Refunding, (AGM), 5.00%, 07/01/21	365	381,618
Commonwealth Financing Authority, RB, Tobacco Master Settlement payment:
5.00%, 06/01/20	635	638,359
5.00%, 06/01/22	1,000	1,068,000
Commonwealth of Pennsylvania, GO, 1st Series, 2nd Series:
5.00%, 06/01/20	2,740	2,756,906

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 06/01/22	$5,000	$5,394,300
Commonwealth of Pennsylvania, GO, Refunding:
5.00%, 01/15/22	1,000	1,065,160
5.00%, 07/01/20	5,160	5,208,091
First Series, 5.00%, 07/01/21	1,700	1,778,846
County of Avon Grove School District Chester, GOL, 4.00%, 11/15/22	425	454,011
County of Centre Hospital Authority, Refunding RB, Mount Nittany Medical Centre Project, Series A, 5.00%, 11/15/21	400	422,412
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network:
5.00%, 07/01/22	1,385	1,482,241
5.00%, 07/01/23	700	769,391
East Penn School District, Refunding, GOL, 4.00%, 08/01/21	1,030	1,067,348
Easton Area School District, GO, Refunding, Series A, 4.00%, 04/01/23	375	404,745
Palmyra Area School District, GO, Refunding:
4.00%, 04/01/22	915	963,742
4.00%, 04/01/23	590	635,967
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, Series A, 2.15%, 11/01/21	1,500	1,511,295
Perkasie Regional Authority, Refunding RB, (BAM), 4.00%, 02/01/23	230	246,010
Philadelphia Municipal Authority, Refunding RB, Juvenile Justice Services Center, 5.00%, 04/01/20	700	700,000
Pittsburgh Public Parking Authority, Refunding RB, System-Series A, 5.00%, 12/01/22	1,010	1,099,819
School District of Philadelphia, GO, Series A:
5.00%, 09/01/22	1,150	1,249,636
5.00%, 09/01/23	1,250	1,400,238
Wilson Area School District, GO, Refunding:
4.00%, 03/15/22	285	299,840

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
4.00%, 03/15/23	$900	$969,066

		36,044,422

South Carolina — 0.4%
Lexington County Health Services District, Inc., Refunding RB, Lexmed Obligated Group:
5.00%, 11/01/20	500	510,185
5.00%, 11/01/21	250	263,683
South Carolina Jobs-Economic Development Authority, RB, VRDN, Brashier Charter LLC Project (Suntrust Bank LOC), 5.02%, 12/01/38(a)	1,040	1,040,000

		1,813,868

Tennessee — 0.3%
Jackson Energy Authority, Refunding RB, 5.00%, 12/01/20	1,000	1,025,180
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, Series A, 5.00%, 05/01/20	690	691,946

		1,717,126

Texas — 5.6%
City of Houston Texas, GO, Refunding, Series A, 5.00%, 03/01/21	3,500	3,633,875
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Methodist Hospital, Sub-Series C-1, 0.75%, 12/01/24(a)	3,100	3,100,000
Teco Project, 5.00%, 11/15/20	800	818,952
Teco Project, 5.00%, 11/15/21	725	769,384
County of Tarrant Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A, 5.00%, 07/01/22	1,815	1,936,696
Port of Arthur Navigation District Industrial Development Corp., RB, VRDN, Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., Project, 7.05%, 03/01/42(a)	3,000	3,000,000
State of Texas, GO, VRDN, (State Street Bank Trust LOC SBPA), 5.05%, 06/01/41(a)	3,470	3,470,000
State of Texas, GOL, VRDN, Veterans, Series A(a):
(State Street Bank Trust LOC SBPA), 5.05%, 06/01/43	3,790	3,790,000

Security	Par (000)	Value

Texas (continued)
Series B (State Street Bank Trust LOC SBPA), 5.05%, 12/01/42	$6,290	$6,290,000
Texas A&M University, Refunding RB, Financing System, Series E, 5.00%, 05/15/21	1,200	1,252,524

		28,061,431

Utah — 0.8%
Central Utah Water Conservancy District, Refunding RB, Series B:
5.00%, 10/01/20	1,850	1,885,631
5.00%, 10/01/21	1,875	1,982,663

		3,868,294

Virginia — 0.1%
Lynchburg EDA, Refunding RB, Cental Health, Series A, 5.00%, 01/01/21	500	512,110

Washington — 2.5%
Grant County Public Utility District No. 2, Refunding RB, Electric System Revenue, 2.00%, 01/01/44(a)	9,000	9,022,950
Tobacco Settlement Authority, Refunding RB, 5.00%, 06/01/22	2,500	2,675,925
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/21	625	655,194

		12,354,069

Wisconsin — 0.9%
Public Finance Authority, Refunding RB, Retirement Housing Foundation, 5.00%, 11/15/20	425	432,085
University of Wisconsin Hospitals & Clinics, Refunding RB, VRDN, University of Wisconsin Hospitals & Clinics, 0.75%, 04/01/48(a)	3,900	3,900,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Alliance, 4.00%, 11/15/21	350	364,084

		4,696,169

Total Long-Term Investments — 97.3% (Cost — $489,192,645)		487,131,145

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.98%(d)(e)	26,803	26,805

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Value

Total Short-Term Securities — 0.0% (Cost — $26,803)	$26,805

Value

Total Investments — 97.3% (Cost — $489,219,448)	$487,157,950

Other Assets Less Liabilities — 2.7%	13,457,914

Net Assets — 100.0%	$500,615,864

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Annualized 7-day yield as of period end.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 06/30/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	55,602	—	(28,799	)(b)	26,803	$26,805	$1,314	$(131)	$2

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

HFA — Housing Finance Agency

LOC — Letter of Credit

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

SBPA — Stand-by Bond Purchase Agreements

S/F — Single-Family

VRDN — Variable Rate Demand Notes

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$487,131,145	$—	$487,131,145
Short-Term Securities	26,805	—	—	26,805

	$26,805	$487,131,145	$—	$487,157,950

(a)	See above Schedule of Investments for values in each state or political subdivision.

9